JPMorgan U.S. Applied Data Science Value Fund

(formerly known as JPMorgan Intrepid Value Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.1%
Aerospace & Defense — 1.4%
Northrop Grumman Corp.	7	3,341

Auto Components — 0.5%
Lear Corp.	9	1,217

Banks — 9.4%
Bank of America Corp.	138	5,705
Citigroup, Inc.	55	2,940
Citizens Financial Group, Inc.	41	1,866
M&T Bank Corp.	15	2,596
PNC Financial Services Group, Inc. (The)	19	3,520
Wells Fargo & Co.	107	5,197
Western Alliance Bancorp	3	274

		22,098

Beverages — 1.9%
Coca-Cola Co. (The)	73	4,548

Biotechnology — 2.3%
AbbVie, Inc.	21	3,460
Vertex Pharmaceuticals, Inc. *	8	2,018

		5,478

Building Products — 1.7%
Johnson Controls International plc	31	2,000
Trane Technologies plc	13	1,939

		3,939

Capital Markets — 5.4%
BlackRock, Inc.	6	4,612
CME Group, Inc.	6	1,473
Morgan Stanley	51	4,498
T. Rowe Price Group, Inc.	15	2,197

		12,780

Chemicals — 1.9%
Axalta Coating Systems Ltd. *	87	2,136
DuPont de Nemours, Inc.	31	2,253

		4,389

Consumer Finance — 1.4%
Ally Financial, Inc.	31	1,335
Capital One Financial Corp.	7	925
Synchrony Financial	32	1,109

		3,369

Containers & Packaging — 0.5%
Berry Global Group, Inc. *	20	1,183

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B *	8	2,998

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	95	4,814

Electric Utilities — 4.2%
Constellation Energy Corp.	18	1,008
Exelon Corp.	54	2,576
NextEra Energy, Inc.	73	6,197

		9,781

Electrical Equipment — 2.0%
Eaton Corp. plc	31	4,703

Equity Real Estate Investment Trusts (REITs) — 3.8%
Host Hotels & Resorts, Inc.	52	1,015
Prologis, Inc.	41	6,625
Ventas, Inc.	20	1,237

		8,877

Food & Staples Retailing — 0.6%
Sysco Corp.	18	1,448

Food Products — 1.7%
Mondelez International, Inc., Class A	47	2,920
Tyson Foods, Inc., Class A	11	1,007

		3,927

Health Care Equipment & Supplies — 2.5%
Becton Dickinson and Co.	5	1,432
Medtronic plc	39	4,340

		5,772

Health Care Providers & Services — 6.6%
Anthem, Inc.	7	3,579
Centene Corp. *	25	2,081
Cigna Corp.	15	3,707
UnitedHealth Group, Inc.	12	6,016

		15,383

Hotels, Restaurants & Leisure — 1.3%
Expedia Group, Inc. *	7	1,391
Royal Caribbean Cruises Ltd. *	5	438
Travel + Leisure Co.	21	1,199

		3,028

Household Durables — 0.6%
PulteGroup, Inc.	9	390
Whirlpool Corp.	6	1,121

		1,511

Household Products — 1.4%
Procter & Gamble Co. (The)	13	1,964
Spectrum Brands Holdings, Inc.	14	1,244

		3,208

Insurance — 3.0%
Loews Corp.	51	3,277
Travelers Cos., Inc. (The)	20	3,684

		6,961

Interactive Media & Services — 2.7%
Alphabet, Inc., Class C *	2	5,521
Meta Platforms, Inc., Class A *	4	843

		6,364

IT Services — 2.0%
Amdocs Ltd.	14	1,126
Fidelity National Information Services, Inc.	14	1,367
Fiserv, Inc. *	8	785
Mastercard, Inc., Class A	4	1,325

		4,603

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	11	1,466

Machinery — 3.4%
Deere & Co.	4	1,544
Dover Corp.	22	3,408
Parker-Hannifin Corp.	11	3,138

		8,090

JPMorgan U.S. Applied Data Science Value Fund

(formerly known as JPMorgan Intrepid Value Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Media — 1.2%
Charter Communications, Inc., Class A *	3	1,527
Comcast Corp., Class A	29	1,360

		2,887

Multiline Retail — 0.8%
Target Corp.	9	1,943

Multi-Utilities — 1.7%
Ameren Corp.	13	1,256
CMS Energy Corp.	22	1,560
WEC Energy Group, Inc.	11	1,118

		3,934

Oil, Gas & Consumable Fuels — 7.8%
Cheniere Energy, Inc.	14	1,967
Chevron Corp.	16	2,683
ConocoPhillips	69	6,855
Coterra Energy, Inc.	81	2,189
EOG Resources, Inc.	32	3,862
Phillips 66	7	643

		18,199

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	79	5,776
Eli Lilly & Co.	9	2,537
Jazz Pharmaceuticals plc *	10	1,569
Johnson & Johnson	15	2,570
Merck & Co., Inc.	20	1,633

		14,085

Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	9	755

Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	18	1,643

Road & Rail — 3.3%
CSX Corp.	74	2,785
Norfolk Southern Corp.	18	5,073

		7,858

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	17	2,753
NXP Semiconductors NV (China)	5	899
QUALCOMM, Inc.	8	1,250
Texas Instruments, Inc.	19	3,448

		8,350

Software — 1.4%
Microsoft Corp.	8	2,544
SS&C Technologies Holdings, Inc.	9	675

		3,219

Specialty Retail — 3.7%
AutoZone, Inc. *	2	3,874
Lowe’s Cos., Inc.	7	1,394
O’Reilly Automotive, Inc. *	5	3,430

		8,698

Technology Hardware, Storage & Peripherals — 0.3%
Xerox Holdings Corp.	32	648

Tobacco — 1.1%
Altria Group, Inc.	50	2,626

TOTAL COMMON STOCKS (Cost $181,585)		230,121

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b) (Cost $3,974)	3,973	3,974

Total Investments — 99.8% (Cost $185,559)		234,095
Other Assets Less Liabilities — 0.2%		522

Net Assets — 100.0%		234,617

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	16	06/2022	USD	3,625	271

Abbreviations

USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund

(formerly known as JPMorgan Intrepid Value Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$234,095	$—	$—	$234,095

Appreciation in Other Financial Instruments
Futures Contracts (a)	$271	$—	$—	$271

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$9,182	$22,052	$27,259	$(1)	$—	(c)	$3,974	3,973	$3		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	—	468	468	—	—		—	—	—	(c)	—

Total	$9,182	$22,520	$27,727	$(1)	$—	(c)	$3,974		$3		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.